Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Reserve [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022			$ 357,889	$ 5,511,920			$ 5,869,809
Balance, shares at Mar. 31, 2022		1
Net income, representing Comprehensive Income				5,861,556			5,861,556
Dividend Declared				(1,881,525)			(1,881,525)
Balance at Mar. 31, 2023			357,889	9,491,951			9,849,840
Balance, shares at Mar. 31, 2023		1
Net income, representing Comprehensive Income				4,954,484		(285)	4,954,199
Dividend Declared				(7,305,322)			(7,305,322)
Issuance of ordinary shares arising from business reorganization			136,105				136,105
Balance at Mar. 31, 2024			493,994	7,141,113		(285)	7,634,822
Balance, shares at Mar. 31, 2024		1
Net income, representing Comprehensive Income				3,842,885		(26,468)	3,816,417
Dividend Declared				(11,849,995)			(11,849,995)
Issuance of ordinary shares arising from business reorganization	$ 7,634	$ 20,366	(493,994)		504,549		38,555
Issuance of ordinary shares arising from business reorganization, shares	7,633,620	20,366,379
Balance at Mar. 31, 2025	$ 7,634	$ 20,366		$ (865,997)	$ 504,549	$ (26,753)	$ (360,201)
Balance, shares at Mar. 31, 2025	7,633,620	20,366,380